Financing Receivable, Net - Summary of Amortized Cost within Each Credit Quality Indicator by Year of Origination for Five Origination Years and Beyond (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing receivables credit quality indicator
Loans originated in 2021	¥ 113
Loans originated in 2022	30,937
Loans originated in 2023	112,353
Loans originated in 2024	4,664,661
Total financing receivables (excluding accrued interest receivable)	4,808,064	¥ 4,137,154
1-29 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2021	3
Loans originated in 2022	1,014
Loans originated in 2023	3,765
Loans originated in 2024	88,423
Total financing receivables (excluding accrued interest receivable)	93,205	94,448
30-59 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2021	11
Loans originated in 2022	857
Loans originated in 2023	3,646
Loans originated in 2024	63,282
Total financing receivables (excluding accrued interest receivable)	67,796	76,449
60-89 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2021	18
Loans originated in 2022	886
Loans originated in 2023	4,465
Loans originated in 2024	52,923
Total financing receivables (excluding accrued interest receivable)	58,292	65,816
90-179 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2021	70
Loans originated in 2022	3,090
Loans originated in 2023	21,965
Loans originated in 2024	118,428
Total financing receivables (excluding accrued interest receivable)	143,553	183,054
Total Past Due
Financing receivables credit quality indicator
Loans originated in 2021	102
Loans originated in 2022	5,847
Loans originated in 2023	33,841
Loans originated in 2024	323,056
Total financing receivables (excluding accrued interest receivable)	362,846	419,767
Current
Financing receivables credit quality indicator
Loans originated in 2021	11
Loans originated in 2022	25,090
Loans originated in 2023	78,512
Loans originated in 2024	4,341,605
Total financing receivables (excluding accrued interest receivable)	¥ 4,445,218	¥ 3,717,387